SCHEDULE OF DEFERRED REVENUE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Deferred revenue - beginning of year		$ 17,506	$ 63,009
A change in time frame for a performance obligation to be satisfied		(17,506)	(45,503)
Additional amounts deferred	12,155
Deferred revenue - end of year	$ 12,155		$ 17,506